Income Taxes - Schedule of Federal Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Book income (loss)					$ (3,350,700)	$ 2,119,100
Grant income					(7,100)	(7,100)
Depreciation					(25,300)	(41,500)
Intangible asset impairment					12,100
Related party accrual					65,900	(516,100)
Meals and entertainment					1,600	1,600
Stock for services					341,300	113,900
Options expense					229,600	9,700
Non-cash interest expense					1,976,300	581,500
Other non-deductible expenses					(90,600)	(3,112,100)
Valuation allowance					846,900	851,000
Income tax expense